CONSOLIDATED STATEMENTS OF CASH FLOWS (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income available to common shareholders	$ 7,346,326	$ 3,292,138
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,907,969	1,165,930
Provision for loan losses	1,305,397	310,482
Stock option compensation expense	244,228	50,530
Loss from redemption of securities	1,200	0
Net gains from sale of loans and other assets	(646,928)	(680,583)
Net losses from sale of foreclosed assets	371,734	15,064
Changes in other assets and liabilities:
Accrued interest receivable	(250,228)	18,144
Accrued interest payable	48,400	13,117
Other assets and liabilities	1,869,609	1,457,176
Net cash provided by operating activities	12,197,707	5,641,998
CASH FLOWS FROM INVESTING ACTIVITIES, net of acquisitions
Proceeds from sales, maturities, and paydowns of securities available-for-sale	34,524,629	10,062,386
Purchase of securities	(17,239,649)	(12,507,860)
Purchase of bank owned life insurance	0	(10,070,914)
Purchase of restricted investments	(1,377,600)	(452,750)
Net cash and cash equivalents received (paid) in business combination	5,653,304	(1,049,878)
Loan originations and principal collections, net	(73,194,598)	(27,248,001)
Purchase of bank premises and equipment	(992,045)	(1,226,898)
Proceeds from sale of foreclosed assets	2,126,213	41,636
Net cash used in investing activities	(50,499,746)	(42,452,279)
CASH FLOWS FROM FINANCING ACTIVITIES, net of acquisitions
Net increase in deposits	75,409,773	47,682,310
Net decrease in securities sold under agreements to repurchase	(5,419,515)	(3,676,000)
Issuance of common stock	1,079,979	37,591,479
Redemption of preferred stock	0	(12,000,000)
Payment of dividends on preferred stock	0	(195,000)
Proceeds from Federal Home Loan Bank advances and other borrowings	127,040,028	79,268,072
Repayment of Federal Home Loan Bank advances and other borrowings	(102,600,000)	(97,773,462)
Net cash provided by financing activities	95,510,265	50,897,399
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	57,208,226	14,087,118
CASH AND CASH EQUIVALENTS, beginning of year	113,026,884	68,748,308
CASH AND CASH EQUIVALENTS, end of year	170,235,110	82,835,426
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for interest	5,973,696	2,374,250
Cash paid during the period for income taxes	713,000	1,366,172
NONCASH INVESTING AND FINANCING ACTIVITIES
Change in unrealized losses on securities available for sale	2,347,870	(1,223,017)
Acquisition of real estate through foreclosure	2,350,853	39,517
Financed sales of foreclosed assets	257,416	0
Change in goodwill due to acquisition	$ 15,739,261	$ 0